N-4	May 01, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE CO SEPARATE ACCOUNT 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	Oct. 13, 2026
Amendment Flag	false
C000068094 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Invesco Value Income Fund - Class A (Effective 12/18/2026, Invesco Growth and Income Fund is renamed Invesco Value Income Fund)	0.78%	15.47%	12.82%	10.74%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A

Variable Option [Line Items]
Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Invesco Value Income Fund - Class A (Effective 12/18/2026, Invesco Growth and Income Fund is renamed Invesco Value Income Fund)	0.78%	15.47%	12.82%	10.74%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A

C000068094 [Member] | C000084376 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Invesco Value Income Fund - Class A (Effective 12/18/2026, Invesco Growth and Income Fund is renamed Invesco Value Income Fund)
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	15.47%
Average Annual Total Returns, 5 Years [Percent]	12.82%
Average Annual Total Returns, 10 Years [Percent]	10.74%
C000078453 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Invesco Value Income Fund - Class A (Effective 12/18/2026, Invesco Growth and Income Fund is renamed Invesco Value Income Fund)	0.78%	15.47%	12.82%	10.74%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A

Variable Option [Line Items]
Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Invesco Value Income Fund - Class A (Effective 12/18/2026, Invesco Growth and Income Fund is renamed Invesco Value Income Fund)	0.78%	15.47%	12.82%	10.74%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A

C000078453 [Member] | C000084376 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Invesco Value Income Fund - Class A (Effective 12/18/2026, Invesco Growth and Income Fund is renamed Invesco Value Income Fund)
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	15.47%
Average Annual Total Returns, 5 Years [Percent]	12.82%
Average Annual Total Returns, 10 Years [Percent]	10.74%
C000078454 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Invesco Value Income Fund - Class A (Effective 12/18/2026, Invesco Growth and Income Fund is renamed Invesco Value Income Fund)	0.78%	15.47%	12.82%	10.74%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A

Variable Option [Line Items]
Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Value	Invesco Value Income Fund - Class A (Effective 12/18/2026, Invesco Growth and Income Fund is renamed Invesco Value Income Fund)	0.78%	15.47%	12.82%	10.74%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A

C000078454 [Member] | C000084376 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Invesco Value Income Fund - Class A (Effective 12/18/2026, Invesco Growth and Income Fund is renamed Invesco Value Income Fund)
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	15.47%
Average Annual Total Returns, 5 Years [Percent]	12.82%
Average Annual Total Returns, 10 Years [Percent]	10.74%